Consolidated statements of operations - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest and dividend income	SFr 17,043	SFr 12,265	SFr 9,593
Interest expense	(13,632)	(6,868)	(3,668)
Net interest income	3,411	5,397	5,925
Commissions and fees	5,356	8,861	13,180
Trading revenues	(2,116)	(525)	2,371
Other revenues	13,239	1,480	1,566
Net revenues	19,890	15,213	23,042
Provision for credit losses	1,028	15	4,209
Compensation and benefits	7,882	7,689	8,011
General and administrative expenses	10,808	9,338	8,581
Commission expenses	693	1,012	1,243
Goodwill impairment	2,346	23	976
Restructuring expenses	393	467	113
Total other operating expenses	14,240	10,840	10,913
Total operating expenses	22,122	18,529	18,924
Income/(loss) before taxes	(3,260)	(3,331)	(91)
Income tax expense/(benefit)	854	3,973	938
Net income/(loss)	(4,114)	(7,304)	(1,029)
Net income/(loss) attributable to noncontrolling interests	(73)	(31)	(100)
Net income/(loss) attributable to shareholders	SFr (4,041)	SFr (7,273)	SFr (929)